Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Major Assets And Liabilities Of Discontinued Operations

(Thousands of dollars)	December 18, 2013
Current assets:
Accounts receivable	$3,563
Raw materials inventories	6,692
Finished inventories	2,956
Material and supplies inventories	2,371
Total current assets	$15,582

Noncurrent assets:
Property, plant and equipment, net	$80,705
Total assets	$96,287

Liabilities:
Current liabilities	$5,051
Long-term notes payable	1,077
Liabilities associated with assets sold	$6,128

Superior, Wisconsin And Meraux, Louisiana Refineries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Results Of Operations Of Discontinued Operations

(Thousands of dollars)	2011
Revenues	$3,700,789
Income from operations before income taxes	188,531
Gain on sale before income taxes	9,904
Total income from discontinued operations before taxes	198,435
Provision for income taxes	79,688
Income from discontinued operations	$118,747

Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Results Of Operations Of Discontinued Operations

(Thousands of dollars)	2013	2012	2011
Revenues	$366,707	$354,128	$354,239
Income (loss) from operations before income taxes	40,130	(4,377)	26,744
Gain on sale before income taxes	80,834	-	-
Total income (loss) from discontinued operations before taxes	120,964	(4,377)	26,744
Provision for income taxes	42,257	(1,531)	9,324
Income (loss) from discontinued operations	$78,707	$(2,846)	$17,420